Share-based Payment Arrangements (Details) - Summary of share based expenses recognized - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of share based expenses recognized [Abstract]
Research and development expenses	$ 557	$ 756	$ 238
General and administrative expenses	1,525	1,889	1,035
Total share-based expense recognized	$ 2,082	$ 2,645	$ 1,273